EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Option Indexed to Issuers Equity [Line Items]
• Balance - beginning of year	$ 76,260	$ 76,260	$ 75,489
• Addition to statutory reserves	0	0	771
• Balance - end of year	$ 76,260	$ 76,260	$ 76,260